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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ____________

    This Amendment (Check only one.): [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC  20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Afsaneh Mashayekhi Beschloss
Title: President & Chief Executive Officer
Phone: (202) 331-3400

Signature, Place, and Date of Signing:

/s/ Afsaneh Mashayekhi Beschloss       Washington, DC         August 6, 2012
--------------------------------   ---------------------   --------------------
         [Signature]                   [City,  State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total: $211,663
                                       (in Thousands)

List of Other Included Managers:  None


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                             13F INFORMATION TABLE

     ITEM 1            ITEM 2        ITEM 3    ITEM 4           ITEM 5              ITEM 6     ITEM 7         ITEM 8
-----------------   --------------  ---------  -------  -------------------------  -------- ----------  ------------------
                                                                                                          VOTING AUTHORITY
                                                VALUE   SH/PRN    SH/              INVSTMT              ------------------
    ISSUER          TITLE OF CLASS    CUSIP    (x1000)  AMOUNT    PRN    PUT/CALL  DISCRTN  OTHER MGRS  SOLE  SHARED  NONE
------------------  --------------  ---------  -------  -------------------------  -------- ----------  ------------------
ISHARES FTSE        COMMON STOCK    464287184   19931    591937  SH                 SOLE                 X
CHINA 25 INDEX

ISHARES MSCI        COMMON STOCK    464286400     352      6805  SH                 SOLE                 X
BRAZIL

ISHARES MSCI        COMMON STOCK    464286640    4523     73553  SH                 SOLE                 X
CHILE INVESTABL

ISHARES MSCI        COMMON STOCK    464286830   17044   1194400  SH                 SOLE                 X
MALAYSIA

ISHARES MSCI        COMMON STOCK    464286822   13300    216444  SH                 SOLE                 X
MEXICO INVESTAB

ISHARES MSCI        COMMON STOCK    46429B606    1190     50000  SH                 SOLE                 X
POLAND INVESTAB

ISHARES MSCI        COMMON STOCK    464286772   53370    973726  SH                 SOLE                 X
SOUTH KOREA IND

ISHARES MSCI        COMMON STOCK    464286731   89612   7327216  SH                 SOLE                 X
TAIWAN INDEX FD

ISHARES MSCI        COMMON STOCK    464286624    2401     34765  SH                 SOLE                 X
THAILAND INVSTB

ISHARES MSCI        COMMON STOCK    464286715    3481     66516  SH                 SOLE                 X
TURKEY INVSTBLE

MARKET VECTORS      COMMON STOCK    57060U753    6459    235300  SH                 SOLE                 X
INDONESIA IND